Borrowings (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Bank borrowings guaranteed by bank deposits USD ($)	Dec. 31, 2012 Bank borrowings guaranteed by bank deposits CNY	Dec. 31, 2011 Bank borrowings guaranteed by bank deposits CNY	Dec. 31, 2012 Bank borrowings guaranteed by related parties USD ($)	Dec. 31, 2012 Bank borrowings guaranteed by related parties CNY	Dec. 31, 2011 Bank borrowings guaranteed by related parties CNY	Dec. 31, 2012 Bank borrowings guaranteed by property, plant and equipment USD ($)	Dec. 31, 2012 Bank borrowings guaranteed by property, plant and equipment CNY	Dec. 31, 2011 Bank borrowings guaranteed by property, plant and equipment CNY	Dec. 31, 2011 Bank borrowings guaranteed by accounts receivable CNY	Dec. 31, 2012 Unsecured loans USD ($)	Dec. 31, 2012 Unsecured loans CNY	Dec. 31, 2011 Unsecured loans CNY
Short-term bank borrowings
Total short-term bank borrowings	$ 1,208,009	7,526,015	8,225,076	$ 62,832	391,448	900,890	$ 553,523	3,448,503	3,197,817	$ 124,115	773,248	475,245	12,978	$ 224,281	1,397,292	1,911,687
Current portion of long-term debt	$ 243,258	1,515,524	1,726,459
Weighted average interest rate (as a percent)	0.0593	0.0593	0.0623
Maximum maturity period	1 year	1 year